Goodwill and Intangible Assets, net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Goodwill and Intangible Assets, net

Note 6 – Goodwill and Intangible Assets, net

The gross carrying amount and accumulated amortization of HydraFacial’s intangible assets, net, as of March 31, 2021 were as follows (in thousands):

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Estimated Useful Life (Years)
Trademarks	$9,480	$(2,934)	$6,546	15
Customer relationships	6,016	(2,455)	3,561	5-10
Developed technology	70,900	(38,404)	32,496	8
Patents	1,596	(173)	1,423	4-19
Capitalized Software	8,208	(1,980)	6,228	3-5

Total intangible assets	$96,200	$(45,946)	$50,254

The gross carrying amount and accumulated amortization of HydraFacial’s intangible assets, net, as of December 31, 2020 were as follows (in thousands):

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Estimated Useful Life (Years)
Trademarks	$9,480	$(2,765)	$6,715	15
Customer relationships	6,003	(2,263)	3,740	5-10
Developed technology	70,900	(36,189)	34,711	8
Patents	1,423	(158)	1,265	4-19
Capitalized Software	6,172	(1,668)	4,504	3-5

Total intangible assets	$93,978	$(43,043)	$50,935

Amortization expense for the three months ended March 31, 2021 and 2020, was $2.9 million and $3.2 million, respectively. Of the total amortization expense for three months ended March 31, 2021 and 2020, $2.2 million and $2.7 million, respectively, were recorded in Cost of sales and $0.7 million and $0.5 million, respectively, were recorded in General and administrative expenses in the Condensed Consolidated Statements of Comprehensive Loss.

The changes in the carrying value of goodwill between December 31, 2020 and March 31, 2021 are from the effect of a foreign currency translation.

Note 7 – Goodwill and Intangible Assets, net

The gross carrying amount and accumulated amortization of HydraFacial’s intangible assets, net, as of December 31, 2020 were as follows:

(in thousands)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Estimated Useful Life (Years)
Trademarks	$9,480	$(2,765)	$6,715	15
Customer relationships	6,003	(2,263)	3,740	5-10
Developed technology	70,900	(36,189)	34,711	8
Patents	1,423	(158)	1,265	4-19
Capitalized Software	6,172	(1,668)	4,504	3-5

Total intangible assets	$93,978	$(43,043)	$50,935

The weighted average remaining useful life for the patents acquired during 2020 was 10 years. Amounts include the impact of foreign currency translation.

The gross carrying amount and accumulated amortization of HydraFacial’s intangible assets, net, as of December 31, 2019 were as follows:

(in thousands)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Estimated Useful Life (Years)
Trademarks	$9,480	$(2,088)	$7,392	15
Customer relationships	5,958	(1,642)	4,316	5-10
Developed technology	70,900	(27,326)	43,574	8
Patents	4,633	(2,617)	2,016	4-19
Capitalized Software	3,572	(577)	2,995	3-5

Total intangible assets	$94,543	$(34,250)	$60,293

The changes in the carrying value of goodwill for the years ended December 31, 2020 and 2019 are as follows:

(in thousands)	Amount
December 31, 2018	$98,147

Acquisition of Consultingroom.com	347
Foreign currency translation impact	26

December 31, 2019	$98,520

Foreign currency translation impact	11

December 31, 2020	$98,531

Amortization expense for each of the three years in the period ended December 31, 2020, was $11.8 million, $12.4 million and $10.7 million, respectively. Of the total amortization expense for each of the three years in the period ended December 31, 2020, $9.5 million, $10.7 million and $9.6 million, respectively, were recorded in Cost of sales and $2.4 million, $1.7 million and $1.1 million, respectively, were recorded in General and administrative expenses in the Consolidated Statements of Comprehensive Loss.

The following table shows the expected future amortization expense for intangible assets at December 31, 2020:

(in thousands)	Expected Future Amortization Expense
2021	11,588
2022	11,529
2023	11,529
2024	10,232
2025	1,132
Thereafter	4,925

Total	$50,935